Nature of Operations	12 Months Ended
Dec. 31, 2015
Nature of Operations [Abstract]
Nature of Operations [Text Block]
NATURE OF OPERATIONS

SunEdison Semiconductor Limited and subsidiaries (formerly the Semiconductor Materials Business of SunEdison, Inc.) (“SunEdison Semiconductor”, "SSL", the "Company”, “we”, “us”, and “our”) is a global leader in the development, manufacture and sale of silicon wafers to the semiconductor industry. Silicon wafers are used as the base substrate for nearly all semiconductor devices, which in turn provide the foundation for the entire electronics industry. Our business was established in 1959 and was known during most of our history as MEMC Electronic Materials, Inc. ("MEMC"). We have developed a broad product portfolio, an extensive global footprint, process technology expertise, and supply chain flexibility, while increasing our capital efficiency, and maintaining a lean operating culture.
The Company historically consisted of the consolidated operations of certain entities formerly wholly-owned by SunEdison, Inc. (“SunEdison” and formerly known as MEMC), as discussed in the basis of presentation below. Following the completion of a series of transactions undertaken to transfer ownership of its semiconductor materials business (the "Formation Transactions"), SunEdison sold a minority interest in SunEdison Semiconductor through an initial public offering (the "IPO") of our ordinary shares, which closed on May 28, 2014 and resulted in the creation of SunEdison Semiconductor Limited (prior to the IPO, SunEdison Semiconductor Pte. Ltd.), a stand-alone public company.
As of and after the closing of a secondary offering on July 1, 2015, in which SunEdison sold all of its shares in the Company, transactions with SunEdison are no longer considered related party transactions. Historical affiliate amounts and transactions are shown on the consolidated financial statements for the six months ended June 30, 2015 and the years ended December 31, 2014 and 2013, and as of December 31, 2014.

Basis of Presentation
We operated as a business segment of SunEdison prior to our IPO. The combined financial statements for the annual period ending December 31, 2013 were derived from the consolidated financial statements and accounting records of SunEdison and included allocations for direct costs and indirect costs attributable to the operations of the semiconductor materials business of SunEdison. Our consolidated financial statements for the years ended December 31, 2015 and 2014 were prepared following the Formation Transactions and our IPO.
SunEdison maintains a number of stock-based compensation and benefit programs at the corporate level. Our employees participate in those programs and as such, our audited combined financial statements included allocated expenses associated with those programs. Our audited consolidated balance sheets as of December 31, 2015 and 2014 do not include any SunEdison outstanding equity related to the stock-based compensation programs. Both our audited consolidated balance sheets as of December 31, 2015 and 2014 include net pension and postretirement benefit plan obligations in the United States ("U.S.") and certain non-U.S. locations that are our direct obligation because substantially all of SunEdison's legacy pension and other post-employment benefit plans relate solely to us. See Notes 9 and 12 for further description of the stock-based compensation and post-employment benefit programs.
We generated a portion of our net sales from sales to SunEdison subsidiaries. Prior to the closing of the secondary offering on July 1, 2015, these sales were reflected in a separate line item in our consolidated and combined statements of operations, net sales to affiliates. Normal operating activities with affiliates are reflected as amounts due from affiliates and amounts due to affiliates within operating activities in the consolidated and combined statements of cash flows. Prior to our IPO, our financial statements reflected cash transferred to and from SunEdison as notes receivable from affiliates and borrowings from affiliates in the combined statements of cash flows. See Note 16 for a further description of related party transactions.
Earnings per share data have been retroactively applied for the year ended December 31, 2013 because we did not operate as a separate legal entity with our own capital structure prior to our IPO.
Our historical combined financial statements include general corporate expenses of SunEdison that were allocated to us for certain functions, including communications, corporate administration, finance, accounting, treasury, legal, information technology, human resources, compliance, employee benefits and incentives, operations, research and development, and stock compensation. These expenses were allocated on the basis of direct usage, where identifiable, with the remainder primarily allocated on the basis of revenue or other related sales metric, headcount, or the number of our manufacturing plants. We consider the expense allocation methodology and results to be reasonable for the period presented. However, these allocations may not necessarily be indicative of the actual expenses we would have incurred as a stand-alone public company during the period prior to our IPO or of the costs we will incur in the future.